Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 137.4%
	Aerospace & Defense: 3.1%
1,055,000	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.650%, (US0006M + 3.500%), 01/17/27	$ 1,010,162	0.2
1,295,000	Amentum Government Services Holdings LLC Term Loan B, 4.174%, (US0001M + 4.000%), 02/01/27	1,262,625	0.2
6,311,455	American Airlines, Inc. 2018 Term Loan B, 1.924%, (US0001M + 1.750%), 06/27/25	4,183,308	0.6
430,000	Delta Air Lines, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/23	425,109	0.1
2,650,000	KBR, Inc. 2020 Term Loan B, 2.924%, (US0001M + 2.750%), 02/05/27	2,610,250	0.4
4,559,791	Maxar Technologies Ltd. Term Loan B, 2.930%, (US0001M + 2.750%), 10/04/24	4,383,099	0.6
2,909,375	Science Applications International Corporation 2020 Incremental Term Loan B, 2.424%, (US0001M + 2.250%), 03/12/27	2,846,337	0.4
4,393,167	TransDigm, Inc. 2020 Term Loan E, 2.424%, (US0001M + 2.250%), 05/30/25	4,039,882	0.6
	20,760,772		3.1

	Auto Components: 0.6%
4,062,685	Broadstreet Partners, Inc. 2020 Term Loan B, 3.424%, (US0001M + 3.250%), 01/27/27	3,910,334	0.6

	Automotive: 4.8%
3,594,435	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/24	3,462,638	0.5
1,083,188	Autokiniton US Holdings, Inc. Term Loan, 5.924%, (US0001M + 5.750%), 05/22/25	923,418	0.1
784,853	Belron Finance US LLC 2018 Term Loan B, 2.934%, (US0003M + 2.500%), 11/13/25	763,270	0.1
272,045	Belron Finance US LLC 2019 USD Term Loan B, 3.260%, (US0003M + 2.500%), 10/30/26	265,244	0.0
5,130,875	Belron Finance US LLC USD Term Loan B, 2.974%, (US0003M + 2.500%), 11/07/24	5,002,603	0.7
1,300,988	Bright Bidco B.V. 2018 Term Loan B, 4.573%, (US0003M + 3.500%), 06/30/24	419,790	0.1
588,525	Dealer Tire, LLC 2020 Term Loan B, 4.424%, (US0001M + 4.250%), 12/12/25	549,535	0.1
EUR 1,164,150	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,233,575	0.2
5,148,997	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/24	4,946,899	0.7
1,259,063	Holley Purchaser, Inc. Term Loan B, 5.760%, (US0003M + 5.000%), 10/24/25	1,004,102	0.2
610,000	Innovative Xcessories & Services LLC 2020 Term Loan B, 6.298%, (US0003M + 5.000%), 03/05/27	555,100	0.1
5,472,195	KAR Auction Services, Inc. 2019 Term Loan B6, 2.438%, (US0001M + 2.250%), 09/19/26	5,273,828	0.8
5,452,600	Panther BF Aggregator 2 LP USD Term Loan B, 3.674%, (US0001M + 3.500%), 04/30/26	5,195,875	0.8
2,797	Truck Hero, Inc. 1st Lien Term Loan, 3.924%, (US0001M + 3.750%), 04/22/24	2,464	0.0
2,995,000	Wand NewCo 3, Inc. 2020 Term Loan, 4.072%, (US0006M + 3.000%), 02/05/26	2,878,944	0.4
	32,477,285		4.8

	Basic Materials: 0.2%
1,215,546	HB Fuller - TL B 1L, 2.171%, (US0001M + 2.000%), 10/20/24	1,185,347	0.2

	Beverage & Tobacco: 0.5%
3,352,884	Sunshine Investments B.V. USD Term Loan B3, 3.674%, (US0003M + 3.250%), 03/28/25	3,269,061	0.5

	Brokers, Dealers & Investment Houses: 0.9%
5,964,685	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.674%, (US0001M + 2.500%), 08/27/25	4,572,927	0.7
1,930,563	Forest City Enterprises, L.P. 2019 Term Loan B, 3.674%, (US0001M + 3.500%), 12/08/25	1,822,370	0.2
	6,395,297		0.9

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Building & Development: 3.9%
1,278,791	Advanced Drainage Systems Inc Term Loan B, 2.625%, (US0001M + 2.250%), 07/31/26	$ 1,254,814	0.2
4,293,200	Core & Main LP 2017 Term Loan B, 3.978%, (US0006M + 2.750%), 08/01/24	4,142,938	0.6
4,282,141	GYP Holdings III Corp. 2018 Term Loan B, 2.924%, (US0001M + 2.750%), 06/01/25	4,110,855	0.6
1,862,438	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/23	1,792,596	0.3
1,605,035	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 4.174%, (US0001M + 4.000%), 05/30/25	1,448,544	0.2
EUR 1,000,000	LSF10 Edilians Investments S.a r.l. EUR Term Loan B2, 4.250%, (EUR003M + 4.250%), 10/10/25	1,011,996	0.1
EUR 1,599,655	LSF10 XL Bidco S.C.A. EUR Term Loan B3, 4.000%, (EUR003M + 4.000%), 10/12/26	1,580,371	0.2
2,694,031	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	2,653,620	0.4
4,299,285	Quikrete Holdings Inc Term Loan, 2.674%, (US0001M + 2.500%), 02/01/27	4,104,742	0.6
1,990,833	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/24	1,881,337	0.3
2,470,000	Zekelman Industries, Inc. 2020 Term Loan, 2.423%, (US0001M + 2.250%), 01/24/27	2,402,075	0.4
	26,383,888		3.9

	Business Equipment & Services: 12.4%
1,378,756	24-7 Intouch Inc 2018 Term Loan, 4.924%, (US0001M + 4.750%), 08/25/25	1,275,349	0.2
6,508,749	AlixPartners, LLP 2017 Term Loan B, 3.500%, (US0001M + 2.500%), 04/04/24	6,341,962	0.9
1,857,375	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	1,783,080	0.3
1,252,212	Big Ass Fans, LLC 2018 Term Loan, 5.200%, (US0003M + 3.750%), 05/21/24	1,033,075	0.2
2,415,000	Castle US Holding Corporation USD Term Loan B, 5.200%, (US0001M + 3.750%), 01/29/27	2,248,969	0.3
1,265,539	Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/03/25	1,191,188	0.2
4,137,167	EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/23	4,047,527	0.6
2,144,191	Ellie Mae, Inc. Term Loan, 5.200%, (US0003M + 3.750%), 04/17/26	2,063,784	0.3
2,612,392	EVO Payments International LLC 2018 1st Lien Term Loan, 3.420%, (US0001M + 3.250%), 12/22/23	2,522,591	0.4
473,460	Flexential Intermediate Corporation 2nd Lien Term Loan, 8.713%, (US0003M + 7.250%), 08/01/25	213,057	0.0
2,262,388	GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/25	2,171,893	0.3
EUR 1,249,635	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR003M + 3.250%), 11/21/24	1,309,997	0.2
1,011,842	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.072%, (US0003M + 4.000%), 11/21/24	962,093	0.2
1,976,440	IQOR US Inc. 2nd Lien Term Loan, 9.094%, (US0003M + 8.750%), 04/01/22	372,229	0.1
2,954,042	IQOR US Inc. Term Loan B, 5.344%, (US0003M + 5.000%), 04/01/21	1,587,798	0.2
1,896,675	KUEHG Corp. 2018 Incremental Term Loan, 5.200%, (US0003M + 3.750%), 02/21/25	1,639,833	0.2
1,250,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 8.500%, (US0003M + 7.500%), 03/13/26	781,250	0.1
1,050,000	Misys (Finastra) USD 2nd Lien Term Loan, 8.250%, (US0006M + 7.250%), 06/13/25	930,300	0.1
1,032,680	NeuStar, Inc. 2018 Term Loan B4, 4.573%, (US0003M + 3.500%), 08/08/24	900,368	0.1
2,500,000	Nielsen Finance LLC USD Term Loan B4, 2.222%, (US0001M + 2.000%), 10/04/23	2,442,500	0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
2,483,689	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.700%, (US0003M + 3.250%), 01/03/25	$ 2,322,249	0.4
4,201,642	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.424%, (US0001M + 3.250%), 05/01/25	4,023,072	0.6
1,475,000	Presidio, Inc. 2020 Term Loan B, 4.270%, (US0003M + 3.500%), 01/22/27	1,441,812	0.2
6,251,052	Red Ventures, LLC 2020 Term Loan B, 2.674%, (US0001M + 2.500%), 11/08/24	5,979,519	0.9
250,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.760%, (US0003M + 7.000%), 05/29/26	233,750	0.0
1,395,150	Renaissance Learning, Inc. 2018 Add On Term Loan, 4.010%, (US0003M + 3.250%), 05/30/25	1,326,555	0.2
1,676,413	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0003M + 5.500%), 12/20/24	1,550,682	0.2
845,000	Rockwood Service Corporation 2020 Term Loan, 5.700%, (US0003M + 4.250%), 01/23/27	789,547	0.1
4,409,566	Solera Holdings, Inc. USD Term Loan B, 2.924%, (US0001M + 2.750%), 03/03/23	4,252,475	0.6
4,665,431	Staples, Inc. 7 Year Term Loan, 5.687%, (US0003M + 5.000%), 04/16/26	4,175,561	0.6
520,000	STG-Fairway Holdings, LLC Term Loan B, 4.572%, (US0003M + 3.500%), 01/31/27	477,100	0.1
1,415,773	SurveyMonkey Inc. 2018 Term Loan B, 3.850%, (US0001W + 3.750%), 10/10/25	1,380,379	0.2
EUR 875,000	Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B4, 2.875%, (EUR002M + 2.875%), 07/15/25	949,137	0.1
4,412,132	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.377%, (US0003M + 4.000%), 08/20/25	3,636,333	0.5
EUR 2,255,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR006M + 3.000%), 10/20/22	2,436,412	0.4
2,982,042	Verra Mobility Corporation 2020 Term Loan B, 3.424%, (US0001M + 3.250%), 02/28/25	2,862,760	0.4
3,245,528	Verscend Holding Corp. 2018 Term Loan B, 4.674%, (US0001M + 4.500%), 08/27/25	3,142,077	0.5
2,575,000	VS Buyer, LLC Term Loan B, 3.420%, (US0001M + 3.250%), 02/28/27	2,517,062	0.4
1,027,063	West Corporation 2017 Term Loan, 5.450%, (US0003M + 4.000%), 10/10/24	840,137	0.1
1,832,363	West Corporation 2018 Term Loan B1, 4.950%, (US0003M + 3.500%), 10/10/24	1,482,687	0.2
2,218,250	Yak Access, LLC 2018 1st Lien Term Loan B, 6.450%, (US0003M + 5.000%), 07/11/25	1,863,330	0.3
525,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 11.204%, (US0003M + 10.000%), 07/10/26	349,125	0.1
	83,850,604		12.4

	Cable & Satellite Television: 4.3%
7,692,308	Charter Communications Operating, LLC 2019 Term Loan B2, 1.930%, (US0001M + 1.750%), 02/01/27	7,537,585	1.1
6,674,167	CSC Holdings, LLC 2019 Term Loan B5, 2.684%, (US0001M + 2.500%), 04/15/27	6,468,382	1.0
4,110,188	Radiate Holdco, LLC 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/01/24	4,008,974	0.6
3,867,825	Telesat Canada Term Loan B5, 2.930%, (US0001M + 2.750%), 12/07/26	3,745,343	0.5
1,930,000	UPC Broadband Holding B.V. 2020 USD Term Loan B, 2.434%, (US0001M + 2.250%), 04/30/28	1,864,862	0.3
3,124,231	Virgin Media Bristol LLC USD Term Loan N, 2.684%, (US0001M + 2.500%), 01/31/28	3,030,938	0.4
2,829,993	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/23	2,736,691	0.4
	29,392,775		4.3

	Chemicals & Plastics: 4.0%
2,315,214	Alpha 3 B.V. 2017 Term Loan B1, 4.450%, (US0003M + 3.000%), 01/31/24	2,238,522	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
865,650	Ascend Performance Materials Operations LLC 2019 Term Loan B, 6.700%, (US0003M + 5.250%), 08/27/26	$ 827,778	0.1
3,961,989	Axalta Coating Systems US Holdings Inc. USD Term Loan B3, 3.200%, (US0003M + 1.750%), 06/01/24	3,873,906	0.6
2,063,250	Composite Resins Holding B.V. 2018 Term Loan B, 5.475%, (US0006M + 4.250%), 08/01/25	2,006,510	0.3
EUR 977,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,009,119	0.2
1,316,253	Diamond (BC) B.V. USD Term Loan, 3.759%, (US0003M + 3.000%), 09/06/24	1,227,955	0.2
2,377,752	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	2,281,156	0.3
1,663,938	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.996%, (US0001M + 4.750%), 10/15/25	1,572,421	0.2
EUR 1,000,000	Specialty Chemicals Holding BV EUR Term Loan B, 4.500%, (EUR006M + 4.500%), 03/15/27	1,060,098	0.2
4,822,457	Starfruit Finco B.V 2018 USD Term Loan B, 3.222%, (US0001M + 3.000%), 10/01/25	4,620,517	0.7
3,105,879	Tronox Finance LLC Term Loan B, 3.452%, (US0001M + 2.750%), 09/23/24	2,988,632	0.4
3,000,000	Univar Inc. 2017 USD Term Loan B, 3.700%, (US0003M + 2.250%), 07/01/24	2,928,000	0.4
563,588	Univar Inc. 2019 USD Term Loan B5, 3.450%, (US0003M + 2.000%), 07/01/26	542,511	0.1
	27,177,125		4.0

	Clothing/Textiles: 0.2%
1,723,990	Varsity Brands, Inc. 2017 Term Loan B, 4.500%, (US0001M + 3.500%), 12/15/24	1,398,156	0.2

	Consumer, Cyclical: 0.1%
2,099,938	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 4.950%, (US0003M + 3.500%), 05/30/25	685,981	0.1

	Containers & Glass Products: 5.6%
1,445,500	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.000%, (US0001M + 3.000%), 04/22/24	1,300,950	0.2
6,077,640	Berry Global, Inc. 2019 Term Loan Y, 2.222%, (US0001M + 2.000%), 07/01/26	5,955,455	0.9
3,570,010	Bway Holding Company 2017 Term Loan B, 4.561%, (US0003M + 3.250%), 04/03/24	3,291,549	0.5
3,842,581	Charter NEX US, Inc. Incremental Term Loan, 3.424%, (US0001M + 3.250%), 05/16/24	3,741,713	0.5
2,409,485	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.433%, (US0003M + 3.000%), 12/29/23	2,326,659	0.3
5,538,438	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 4.683%, (US0003M + 3.250%), 06/29/25	5,226,209	0.8
1,765,000	Plastipak Packaging, Inc. 2018 Term Loan B, 2.680%, (US0001M + 2.500%), 10/14/24	1,716,462	0.2
460,000	Proampac AC Borrower LLC Second Lien Term Loan, 9.500%, (US0003M + 8.500%), 11/18/24	396,750	0.1
4,210,000	Reynolds Consumer Products LLC Term Loan, 1.924%, (US0001M + 1.750%), 02/04/27	4,138,080	0.6
6,448,949	Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.924%, (US0001M + 2.750%), 02/05/23	6,263,542	0.9
2,761,778	Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.924%, (US0001M + 2.750%), 10/31/24	2,658,212	0.4
1,180,620	TricorBraun Hldgs Inc First Lien Term Loan, 5.200%, (US0003M + 3.750%), 11/30/23	1,114,210	0.2
	38,129,791		5.6

	Cosmetics/Toiletries: 0.4%
2,383,700	Anastasia Parent, LLC 2018 Term Loan B, 5.200%, (US0003M + 3.750%), 08/11/25	834,047	0.1
2,436,470	Wellness Merger Sub, Inc. 1st Lien Term Loan, 5.863%, (US0003M + 4.250%), 06/30/24	2,243,075	0.3
	3,077,122		0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Drugs: 0.5%
1,897,603	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.000%, (US0001M + 4.250%), 04/29/24	$ 1,784,932	0.3
1,639,859	Horizon Therapeutics USA Inc Term Loan B, 2.563%, (US0001M + 2.250%), 05/22/26	1,607,062	0.2
	3,391,994		0.5

	Ecological Services & Equipment: 1.3%
5,668,483	ADS Waste Holdings Inc. Term Loan, 3.000%, (US0001W + 2.250%), 11/10/23	5,630,930	0.9
2,936,684	GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, (US0003M + 3.000%), 05/30/25	2,904,694	0.4
	8,535,624		1.3

	Electronics/Electrical: 21.5%
2,144,283	ASG Technologies Group, Inc. 2018 Term Loan, 4.500%, (US0001M + 3.500%), 07/31/24	1,886,969	0.3
1,138,847	Barracuda Networks, Inc. 1st Lien Term Loan, 4.517%, (US0003M + 3.250%), 02/12/25	1,113,223	0.2
3,806,651	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.424%, (US0001M + 4.250%), 10/02/25	3,602,725	0.5
635,301	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.174%, (US0001M + 4.000%), 04/18/25	609,095	0.1
1,802,550	Cohu, Inc. 2018 Term Loan B, 3.174%, (US0001M + 3.000%), 10/01/25	1,550,193	0.2
1,108,189	Compuware Corporation 2018 Term Loan B, 6.250%, (PRIME + 4.000%), 08/22/25	1,105,418	0.2
1,700,000	Cornerstone OnDemand, Inc. Term Loan B, 5.348%, (US0002M + 4.250%), 04/22/27	1,680,875	0.2
4,992,481	Dell International LLC 2019 Term Loan B, 2.750%, (US0001M + 2.000%), 09/19/25	4,913,435	0.7
2,988,629	Dynatrace LLC 2018 1st Lien Term Loan, 2.424%, (US0001M + 2.250%), 08/22/25	2,926,367	0.4
1,668,875	EagleView Technology Corporation 2018 Add On Term Loan B, 3.863%, (US0003M + 3.500%), 08/14/25	1,540,927	0.2
564,938	Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.424%, (US0003M + 4.250%), 06/26/25	451,950	0.1
5,141,447	Epicor Software Corporation 1st Lien Term Loan, 3.430%, (US0001M + 3.250%), 06/01/22	5,049,328	0.7
1,238,250	Exact Merger Sub LLC 1st Lien Term Loan, 5.700%, (US0003M + 4.250%), 09/27/24	1,167,051	0.2
EUR 992,500	GlobalFoundries Inc EUR Term Loan B, 5.000%, (EUR003M + 5.000%), 06/05/26	1,002,570	0.2
1,702,138	GlobalFoundries Inc USD Term Loan B, 6.250%, (US0003M + 4.750%), 06/05/26	1,600,009	0.2
5,000,000	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 3.452%, (US0001M + 1.750%), 02/15/24	4,906,695	0.7
EUR 1,915,924	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR002M + 3.500%), 12/01/23	2,065,628	0.3
1,835,400	Helios Software Holdings, Inc. USD Term Loan, 5.322%, (US0006M + 4.250%), 10/24/25	1,739,042	0.3
5,068,815	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.000%, (US0001M + 3.250%), 07/01/24	4,948,431	0.7
1,086,738	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	1,017,005	0.2
1,040,000	Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	902,200	0.1
4,020,000	Informatica LLC 2020 USD Term Loan B, 3.424%, (US0001M + 3.250%), 02/25/27	3,852,499	0.6
4,525,368	Kronos Incorporated 2017 Term Loan B, 3.330%, (US0003M + 3.000%), 11/01/23	4,459,374	0.7
597,380	MA FinanceCo., LLC USD Term Loan B3, 2.674%, (US0001M + 2.500%), 06/21/24	567,511	0.1
6,163,306	McAfee, LLC 2018 USD Term Loan B, 3.924%, (US0001M + 3.750%), 09/30/24	6,058,530	0.9

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
6,010,264		MH Sub I, LLC 2017 1st Lien Term Loan, 4.822%, (US0006M + 3.750%), 09/13/24	$ 5,826,200	0.9
1,510,000		MH Sub I, LLC 2017 2nd Lien Term Loan, 8.572%, (US0006M + 7.500%), 09/15/25	1,385,425	0.2
EUR 1,985,000		OVH Groupe SAS EUR Term Loan B, 3.250%, (EUR001M + 3.250%), 12/04/26	2,159,381	0.3
3,190,135		Project Boost Purchaser, LLC 2019 Term Loan B, 3.674%, (US0001M + 3.500%), 06/01/26	3,005,372	0.4
1,584,938		Project Leopard Holdings, Inc. 2019 Term Loan, 5.700%, (US0003M + 4.250%), 07/07/23	1,490,502	0.2
5,131,850		Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 5.010%, (US0003M + 4.250%), 05/16/25	4,907,332	0.7
1,610,000		Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 9.010%, (US0003M + 8.250%), 05/18/26	1,340,325	0.2
6,299,746		Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/23	6,146,624	0.9
2,755,249		Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/22	2,395,590	0.4
890,000		Rocket Software, Inc. 2018 2nd Lien Term Loan, 9.010%, (US0003M + 8.250%), 11/27/26	697,166	0.1
3,168,000		Rocket Software, Inc. 2018 Term Loan, 4.424%, (US0001M + 4.250%), 11/28/25	3,005,640	0.4
4,353,750		RP Crown Parent LLC Term Loan B, 3.750%, (US0001M + 2.750%), 10/12/23	4,266,675	0.6
4,034,254		Seattle Spinco, Inc. USD Term Loan B3, 2.674%, (US0001M + 2.500%), 06/21/24	3,832,541	0.6
1,554,093		Sirius Computer Solutions, Inc. 2020 Term Loan, 3.674%, (US0001M + 3.500%), 07/01/26	1,528,839	0.2
4,746,379	(1),(2)	SkillSoft Corporation 1st Lien Term Loan, 5.094%, (US0003M + 4.750%), 04/28/21	2,634,734	0.4
5,725,638		SolarWinds Holdings, Inc. 2018 Term Loan B, 2.924%, (US0001M + 2.750%), 02/05/24	5,632,596	0.8
1,354,375		SonicWall US Holdings Inc. 1st Lien Term Loan, 3.877%, (US0003M + 3.500%), 05/16/25	1,234,174	0.2
570,000		SonicWall US Holdings Inc. 2nd Lien Term Loan, 7.877%, (US0003M + 7.500%), 05/18/26	461,700	0.1
3,058,144		SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 1.924%, (US0001M + 1.750%), 04/16/25	2,972,770	0.4
4,366,114		SS&C Technologies Inc. 2018 Term Loan B3, 1.924%, (US0001M + 1.750%), 04/16/25	4,244,225	0.6
1,065,000		Surf Holdings, LLC USD Term Loan, 4.814%, (US0003M + 3.500%), 03/05/27	1,023,066	0.2
2,417,711		Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 6.072%, (US0003M + 5.000%), 05/29/26	1,447,268	0.2
1,056,525		TriTech Software Systems 2018 Term Loan B, 5.200%, (US0003M + 3.750%), 08/29/25	939,427	0.1
3,263,057		TTM Technologies, Inc. 2017 Term Loan, 2.870%, (US0001M + 2.500%), 09/28/24	3,197,796	0.5
4,967,556		Ultimate Software Group Inc(The) Term Loan B, 3.924%, (US0001M + 3.750%), 05/04/26	4,830,949	0.7
5,132,008		Veritas Bermuda Ltd. USD Repriced Term Loan B, 5.950%, (US0003M + 4.500%), 01/27/23	4,808,050	0.7
4,285,750		Vertafore, Inc. 2018 1st Lien Term Loan, 3.424%, (US0001M + 3.250%), 07/02/25	4,092,891	0.6
1,070,000		Vertafore, Inc. 2018 2nd Lien Term Loan, 7.424%, (US0003M + 7.250%), 07/02/26	1,064,650	0.2
665,946		Web.com Group, Inc. 2018 2nd Lien Term Loan, 8.945%, (US0001M + 7.750%), 10/09/26	556,065	0.1
1,635,616		Web.com Group, Inc. 2018 Term Loan B, 4.945%, (US0003M + 3.750%), 10/10/25	1,541,568	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
2,376,000		Xperi Corporation 2018 Term Loan B1, 4.750%, (PRIME + 1.500%), 12/01/23	$ 2,367,090	0.4
		145,753,681		21.5

		Financial: 0.1%
1,058,235		Blucora, Inc. 2017 Term Loan B, 4.450%, (US0003M + 3.000%), 05/22/24	1,015,905	0.1

		Financial Intermediaries: 3.7%
3,214,062		Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 2.924%, (US0001M + 2.750%), 06/15/25	3,014,790	0.4
1,042,499		Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.424%, (US0001M + 2.250%), 04/23/26	982,555	0.2
2,495,906		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.924%, (US0001M + 2.750%), 08/21/25	2,337,416	0.3
1,970,000		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	1,939,629	0.3
4,678,200		Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.168%, (US0001M + 3.000%), 07/21/25	4,487,175	0.7
2,847,045		First Eagle Holdings, Inc. 2020 Term Loan B, 3.950%, (US0003M + 2.500%), 02/01/27	2,694,017	0.4
2,788,970		Focus Financial Partners, LLC 2020 Term Loan, 2.174%, (US0001M + 2.000%), 07/03/24	2,705,301	0.4
3,790,178		LPL Holdings, Inc. 2019 Term Loan B1, 1.924%, (US0001M + 1.750%), 11/12/26	3,695,423	0.5
715,038		VFH Parent LLC 2019 Term Loan B, 3.222%, (US0001M + 3.000%), 03/01/26	703,418	0.1
3,012,045		Victory Capital Holdings, Inc. 2020 Term Loan B, 3.937%, (US0003M + 2.500%), 07/01/26	2,925,449	0.4
		25,485,173		3.7

		Food Products: 2.1%
1,293,525		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.684%, (US0003M + 3.500%), 10/01/25	1,268,625	0.2
205,000		8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 7.934%, (US0001M + 7.750%), 10/01/26	198,850	0.1
2,245,748		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	2,212,062	0.3
3,381,021		B&G Foods, Inc. 2019 Term Loan B4, 2.674%, (US0001M + 2.500%), 10/10/26	3,355,664	0.5
859,688		CHG PPC Parent LLC 2018 Term Loan B, 2.924%, (US0001M + 2.750%), 03/31/25	831,748	0.1
EUR 745,000		Froneri International PLC 2020 EUR Term Loan, 2.625%, (EUR006M + 2.625%), 01/29/27	797,836	0.1
2,212,711		Froneri International PLC 2020 USD Term Loan, 2.424%, (US0001M + 2.250%), 01/29/27	2,121,436	0.3
3,527,863		IRB Holding Corp 2020 Term Loan B, 3.751%, (US0001M + 2.750%), 02/05/25	3,319,969	0.5
605,000	(1),(2)	NPC International, Inc. 2nd Lien Term Loan, 7.844%, (US0003M + 7.500%), 04/18/25	16,638	0.0
		14,122,828		2.1

		Food Service: 2.5%
3,000,000		1011778 B.C. Unlimited Liability Company Term Loan B4, 1.924%, (US0003M + 1.750%), 11/19/26	2,887,500	0.4
545,154		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.700%, (US0003M + 4.250%), 04/07/25	342,311	0.1
4,459,756		Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.455%, (US0002M + 2.500%), 10/04/23	3,863,264	0.6
2,195,888		Hearthside Food Solutions, LLC 2018 Term Loan B, 3.861%, (US0001M + 3.688%), 05/23/25	2,115,189	0.3
3,000,000		US Foods, Inc. 2016 Term Loan B, 1.924%, (US0001M + 1.750%), 06/27/23	2,840,157	0.4
2,467,600		US Foods, Inc. 2019 Term Loan B, 3.072%, (US0006M + 2.000%), 09/13/26	2,341,135	0.3
3,000,000		Welbilt, Inc. 2018 Term Loan B, 2.674%, (US0001M + 2.500%), 10/23/25	2,587,500	0.4
		16,977,056		2.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food/Drug Retailers: 1.6%
EUR 1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.500%, (EUR006M + 3.500%), 06/23/25	$ 1,084,150	0.2
3,743,852	EG Finco Limited 2018 USD Term Loan, 5.072%, (US0006M + 4.000%), 02/07/25	3,562,900	0.5
1,007,571	Moran Foods LLC 2020 2nd Lien Term Loan, 12.183%, (US0003M + 10.750%), 10/01/24	468,521	0.1
801,018	Moran Foods LLC 2020 Term Loan, 8.433%, (US0003M + 7.000%), 04/01/24	764,972	0.1
1,472,600	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.950%, (US0003M + 5.500%), 09/06/24	1,286,684	0.2
3,811,750	United Natural Foods, Inc. Term Loan B, 4.424%, (US0001M + 4.250%), 10/22/25	3,596,744	0.5
	10,763,971		1.6

	Forest Products: 0.2%
1,378,075	LABL, Inc. 2019 USD Term Loan, 4.674%, (US0001M + 4.500%), 07/01/26	1,324,890	0.2

	Health Care: 11.3%
780,125	Accelerated Health Systems, LLC Term Loan B, 3.684%, (US0001M + 3.500%), 10/31/25	725,516	0.1
3,574,508	ADMI Corp. 2018 Term Loan B, 4.200%, (US0001M + 2.750%), 04/30/25	3,316,100	0.5
2,062,468	Air Methods Corporation 2017 Term Loan B, 4.950%, (US0003M + 3.500%), 04/22/24	1,657,525	0.2
2,818,908	ATI Holdings Acquisition, Inc. 2016 Term Loan, 4.570%, (US0006M + 3.500%), 05/10/23	2,455,974	0.4
4,772,298	Bausch Health Companies, Inc. 2018 Term Loan B, 3.171%, (US0001M + 3.000%), 06/02/25	4,693,555	0.7
4,642,251	Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0001M + 2.500%), 03/01/24	4,534,485	0.7
1,170,000	Da Vinci Purchaser Corp. 2019 Term Loan, 5.238%, (US0006M + 4.000%), 01/08/27	1,142,944	0.2
3,640,288	DaVita, Inc. 2020 Term Loan B, 1.924%, (US0001M + 1.750%), 08/12/26	3,562,931	0.5
1,709,204	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/25	1,546,830	0.2
4,611,027	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.924%, (US0001M + 3.750%), 10/10/25	3,059,130	0.4
4,125,868	ExamWorks Group, Inc. 2017 Term Loan, 4.323%, (US0006M + 3.250%), 07/27/23	4,034,067	0.6
7,586,437	Global Medical Response, Inc. 2018 Term Loan B1, 4.250%, (US0003M + 3.250%), 04/28/22	7,374,647	1.1
2,652,638	GoodRx, Inc. 1st Lien Term Loan, 2.924%, (US0001M + 2.750%), 10/10/25	2,590,744	0.4
2,482,393	Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/25	2,430,677	0.4
6,278,218	Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/22	6,262,033	0.9
855,700	Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0001M + 4.500%), 06/14/24	804,358	0.1
5,663,141	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.200%, (US0003M + 2.750%), 06/07/23	5,456,437	0.8
3,299,106	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.580%, (US0001M + 3.250%), 06/30/25	3,138,275	0.5
2,764,147	Phoenix Guarantor Inc 2020 Term Loan B, 3.434%, (US0001M + 3.250%), 03/05/26	2,705,409	0.4
3,070,485	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.924%, (US0001M + 3.750%), 11/17/25	2,950,619	0.4
2,630,000	Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0001M + 4.500%), 12/11/26	2,565,894	0.4
EUR 1,000,000	Sunrise Medical 2018 EUR Term Loan B, 3.000%, (EUR003M + 3.000%), 04/16/25	1,075,084	0.2
345,000	Surgery Center Holdings, Inc. 2020 Term Loan B, 9.000%, (US0001M + 8.000%), 09/03/24	351,900	0.0

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
1,402,893	Tecomet Inc. 2017 Repriced Term Loan, 4.675%, (US0003M + 3.500%), 05/01/24	$ 1,318,720	0.2
4,004,662	Vizient, Inc. 2020 Term Loan B6, 2.174%, (US0001M + 2.000%), 05/06/26	3,882,853	0.6
2,922,922	Wink Holdco, Inc 1st Lien Term Loan B, 4.450%, (US0003M + 3.000%), 12/02/24	2,813,313	0.4
	76,450,020		11.3

	Home Furnishings: 0.4%
2,721,325	Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.250%, (US0001M + 3.250%), 09/23/26	2,657,374	0.4

	Industrial: 0.5%
3,624,801	NCI Building Systems, Inc. 2018 Term Loan, 3.948%, (US0001M + 3.750%), 04/12/25	3,459,420	0.5

	Industrial Equipment: 2.7%
2,910,213	APi Group DE, Inc. Term Loan B, 2.674%, (US0001M + 2.500%), 10/01/26	2,801,080	0.4
824,563	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.972%, (US0003M + 3.750%), 11/17/25	696,755	0.1
1,435,173	EWT Holdings III Corp. 2020 Term Loan, 3.453%, (US0001M + 2.750%), 12/20/24	1,401,087	0.2
4,086,749	Filtration Group Corporation 2018 1st Lien Term Loan, 3.174%, (US0001M + 3.000%), 03/29/25	3,970,530	0.6
5,256,353	Gardner Denver, Inc. 2020 USD Term Loan, 1.924%, (US0001M + 1.750%), 03/01/27	5,024,195	0.7
2,193,975	Granite Holdings US Acquisition Co. Term Loan B, 6.322%, (US0006M + 5.250%), 09/30/26	1,881,334	0.3
1,218,125	Kenan Advantage Group, Inc. 2015 Term Loan, 4.000%, (US0001M + 3.000%), 07/31/22	1,116,615	0.2
370,981	Kenan Advantage Group, Inc. CAD Term Loan B, 4.000%, (US0001M + 3.000%), 07/31/22	340,066	0.1
1,100,000	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	987,250	0.1
	18,218,912		2.7

	Insurance: 7.5%
2,011,127	Achilles Acquisition LLC 2018 Term Loan, 4.188%, (US0001M + 4.000%), 10/13/25	1,920,626	0.3
4,529,274	Acrisure, LLC 2020 Term Loan B, 3.765%, (US0003M + 3.500%), 02/15/27	4,260,820	0.6
1,474,513	Alera Group Holdings, Inc. 2018 Term Loan B, 5.070%, (US0006M + 4.000%), 08/01/25	1,408,160	0.2
4,706,011	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 2.924%, (US0001M + 2.750%), 05/09/25	4,516,091	0.7
114,138	Alliant Holdings Intermediate, LLC Term Loan B, 3.421%, (US0001M + 3.250%), 05/09/25	110,000	0.0
4,827,739	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/24	4,749,288	0.7
650,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 8.450%, (US0003M + 7.000%), 09/19/25	643,500	0.1
943,063	Aretec Group, Inc. 2018 Term Loan, 4.424%, (US0003M + 4.250%), 10/01/25	877,048	0.1
6,262,335	AssuredPartners, Inc. 2020 Term Loan B, 3.674%, (US0001M + 3.500%), 02/12/27	5,978,294	0.9
3,282,345	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	3,175,669	0.5
6,372,271	Hub International Limited 2018 Term Loan B, 4.020%, (US0003M + 3.000%), 04/25/25	6,149,241	0.9
5,832,588	NFP Corp. 2020 Term Loan, 3.424%, (US0001M + 3.250%), 02/15/27	5,533,668	0.8
7,273,138	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.424%, (US0001M + 3.250%), 12/31/25	6,889,029	1.0
5,199,425	USI, Inc. 2017 Repriced Term Loan, 3.174%, (US0001M + 3.000%), 05/16/24	5,004,446	0.7
	51,215,880		7.5

	Leisure Good/Activities/Movies: 6.1%
770,000	Alterra Mountain Company 2020 Term Loan B, 4.844%, (US0003M + 4.500%), 08/01/26	765,188	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
1,810,279	AMC Entertainment Holdings Inc. 2019 Term Loan B, 4.080%, (US0003M + 3.000%), 04/22/26	$ 1,380,337	0.2
3,820,000	Bombardier Recreational Products, Inc. 2020 Incremental Term Loan B2, 6.000%, (US0003M + 5.000%), 05/24/27	3,810,450	0.6
1,247	Bombardier Recreational Products, Inc. 2020 Term Loan, 2.174%, (US0001M + 2.000%), 05/24/27	1,163	0.0
1,672,125	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.200%, (US0003M + 2.750%), 09/18/24	1,484,011	0.2
1,135,982	Crown Finance US, Inc. 2018 USD Term Loan, 3.322%, (US0003M + 2.250%), 02/28/25	850,283	0.1
1,741,225	Crown Finance US, Inc. 2019 Incremental Term Loan, 3.572%, (US0006M + 2.500%), 09/30/26	1,288,507	0.2
3,359,677	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.072%, (US0006M + 3.000%), 03/08/24	2,548,315	0.4
2,759,884	Fitness International, LLC 2018 Term Loan B, 4.322%, (US0006M + 3.250%), 04/18/25	1,611,082	0.2
EUR 758,100	Fluidra S.A. EUR Term Loan B, 2.000%, (EUR001M + 2.000%), 07/02/25	821,543	0.1
1,313,049	Fluidra S.A. USD Term Loan B, 2.174%, (US0001M + 2.000%), 07/02/25	1,264,630	0.2
1,592,500	GVC Holdings (Gibraltar) Limited 2020 USD Term Loan B3, 3.308%, (US0006M + 2.250%), 03/29/24	1,550,697	0.2
EUR 2,000,000	GVC Holdings PLC 2019 EUR Term Loan B, 2.500%, (EUR006M + 2.500%), 03/29/24	2,186,799	0.3
3,164,952	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.924%, (US0001M + 2.750%), 07/31/24	2,997,805	0.4
3,166,855	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 4.500%, (US0001M + 3.500%), 07/03/24	2,565,153	0.4
4,236,129	Life Time, Inc. 2017 Term Loan B, 3.113%, (US0003M + 2.750%), 06/10/22	3,784,981	0.6
347,614	Motion Finco Sarl Delayed Draw Term Loan B2, 4.323%, (US0006M + 3.250%), 11/04/26	321,760	0.0
2,644,886	Motion Finco Sarl USD Term Loan B1, 4.323%, (US0006M + 3.250%), 11/13/26	2,448,173	0.4
2,444,063	Playtika Holding Corp Term Loan B, 7.072%, (US0006M + 6.000%), 12/10/24	2,445,781	0.4
EUR 1,716,133	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR001M + 4.000%), 02/01/26	1,819,269	0.3
3,479,667	Thor Industries, Inc. USD Term Loan B, 4.123%, (US0001M + 3.750%), 02/01/26	3,379,627	0.5
1,861,537	WeddingWire, Inc. 1st Lien Term Loan, 5.950%, (US0001M + 4.500%), 12/19/25	1,731,230	0.3
315,000	WeddingWire, Inc. 2nd Lien Term Loan, 9.700%, (US0003M + 8.250%), 12/21/26	297,675	0.0
	41,354,459		6.1

	Lodging & Casinos: 5.4%
1,490,000	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	1,486,275	0.2
6,667,973	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.924%, (US0001M + 2.750%), 12/23/24	6,096,435	0.9
4,215,020	Everi Payments Inc. Term Loan B, 3.822%, (US0003M + 2.750%), 05/09/24	3,912,942	0.6
4,289,559	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	3,731,916	0.6
1,997,475	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.918%, (US0001M + 1.750%), 06/22/26	1,909,858	0.3
4,698,280	PCI Gaming Authority Term Loan, 2.674%, (US0001M + 2.500%), 05/29/26	4,470,216	0.7
1,000,000	Penn National Gaming, Inc. 2018 1st Lien Term Loan B, 3.000%, (US0001M + 2.250%), 10/15/25	951,250	0.1
5,559,174	Scientific Games International, Inc. 2018 Term Loan B5, 3.477%, (US0006M + 2.750%), 08/14/24	5,007,887	0.7
6,322,420	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 4.950%, (US0003M + 3.500%), 07/10/25	6,259,195	0.9

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Lodging & Casinos: (continued)
3,074,813	Station Casinos LLC 2020 Term Loan B, 2.500%, (US0001M + 2.250%), 02/08/27	$ 2,905,698	0.4
	36,731,672		5.4

	Nonferrous Metals/Minerals: 0.7%
3,874,231	Covia Holdings Corporation Term Loan, 5.387%, (US0003M + 4.000%), 06/01/25	2,398,149	0.4
2,806,531	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	2,080,342	0.3
	4,478,491		0.7

	Oil & Gas: 0.7%
1,395,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 7.750%, (US0003M + 6.750%), 10/29/25	903,262	0.1
1,373,388	Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	596,050	0.1
1,869,730	HGIM Corp. 2018 Exit Term Loan, 7.713%, (US0003M + 6.000%), 07/02/23	860,076	0.1
1,915,525	Lower Cadence Holdings LLC Term Loan B, 4.174%, (US0001M + 4.000%), 05/22/26	1,656,929	0.2
767,863	Lucid Energy Group II LLC Incremental Term Loan B2, 4.000%, (US0001M + 3.000%), 02/19/25	575,897	0.1
439,438	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 3.654%, (US0003M + 3.250%), 09/29/25	414,170	0.1
	5,006,384		0.7

	Publishing: 0.7%
5,167,112	Meredith Corporation 2020 Term Loan B2, 3.260%, (US0003M + 2.500%), 01/31/25	5,016,403	0.7

	Radio & Television: 6.2%
3,980,000	Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.260%, (US0003M + 3.500%), 08/21/26	3,717,320	0.5
920,375	Cumulus Media New Holdings Inc. Term Loan B, 4.822%, (US0003M + 3.750%), 03/31/26	799,576	0.1
3,684,006	Diamond Sports Group, LLC Term Loan, 3.420%, (US0001M + 3.250%), 08/24/26	3,198,944	0.5
3,620,823	Entercom Media Corp. 2019 Term Loan, 2.670%, (US0001M + 2.500%), 11/18/24	3,367,365	0.5
3,108,311	iHeartCommunications, Inc. 2020 Term Loan, 3.174%, (US0001M + 3.000%), 05/01/26	2,917,927	0.4
4,522,879	NASCAR Holdings, Inc Term Loan B, 2.918%, (US0001M + 2.750%), 10/19/26	4,426,768	0.6
6,834,586	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 3.120%, (US0001M + 2.750%), 09/18/26	6,614,171	1.0
7,601,947	Sinclair Television Group Inc. Term Loan B2B, 2.690%, (US0001M + 2.500%), 09/30/26	7,430,904	1.1
4,659,528	Terrier Media Buyer, Inc. Term Loan B, 5.700%, (US0003M + 4.250%), 12/17/26	4,502,269	0.7
5,611,377	Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	5,285,917	0.8
	42,261,161		6.2

	Retailers (Except Food & Drug): 3.8%
3,539,440	Bass Pro Group, LLC Term Loan B, 6.072%, (US0001M + 5.000%), 09/25/24	3,344,771	0.5
2,542,242	Belk, Inc. 2019 Term Loan B, 7.750%, (US0003M + 6.750%), 07/31/25	794,450	0.1
4,339,022	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.441%, (US0001M + 2.250%), 02/03/24	4,275,486	0.6
2,992,162	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 3.250%, (US0001M + 2.500%), 08/18/23	2,872,476	0.4
3,003,572	Jo-Ann Stores, Inc. 2016 Term Loan, 6.000%, (US0006M + 5.000%), 10/20/23	1,330,958	0.2
4,107,515	Leslies Poolmart, Inc. 2016 Term Loan, 3.674%, (US0001M + 3.500%), 08/16/23	3,876,894	0.6
4,410,363	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.335%, (US0003M + 3.250%), 04/09/25	1,168,746	0.2
EUR 5,909,551	Peer Holding III B.V. 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 03/08/25	6,271,881	0.9

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
3,060,010		Petco Animal Supplies, Inc. 2017 Term Loan B, 4.250%, (US0003M + 3.250%), 01/26/23	$ 2,150,750	0.3
		26,086,412		3.8

		Surface Transport: 2.1%
3,027,008		Navistar International Corporation 2017 1st Lien Term Loan B, 3.680%, (US0001M + 3.500%), 11/06/24	2,921,063	0.4
3,469,209		PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/24	3,409,944	0.5
1,822,608		Savage Enterprises LLC 2020 Term Loan B, 3.180%, (US0001M + 3.000%), 08/01/25	1,801,344	0.3
5,844,363		XPO Logistics, Inc. 2018 Term Loan B, 2.174%, (US0001M + 2.000%), 02/24/25	5,724,343	0.8
672,938		XPO Logistics, Inc. 2019 Term Loan B1, 2.682%, (US0001M + 2.500%), 02/24/25	660,110	0.1
		14,516,804		2.1

		Technology: 0.6%
4,243,696		Misys (Finastra) - TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	3,855,134	0.6

		Telecommunications: 12.1%
1,683,009		Altice Financing SA 2017 USD Term Loan B, 2.934%, (US0001M + 2.750%), 07/15/25	1,598,859	0.2
3,915,635		Altice Financing SA USD 2017 1st Lien Term Loan, 2.918%, (US0001M + 2.750%), 01/31/26	3,713,326	0.5
4,656,000		Altice France S.A. USD Term Loan B11, 2.924%, (US0001M + 2.750%), 07/31/25	4,423,200	0.7
2,965,201		Altice France S.A. USD Term Loan B12, 3.871%, (US0001M + 3.688%), 01/31/26	2,834,237	0.4
2,215,000		Asurion LLC 2017 2nd Lien Term Loan, 6.674%, (US0003M + 6.500%), 08/04/25	2,213,892	0.3
5,981,014		Asurion LLC 2018 Term Loan B6, 3.174%, (US0001M + 3.000%), 11/03/23	5,827,129	0.9
6,173,024		Asurion LLC 2018 Term Loan B7, 3.174%, (US0001M + 3.000%), 11/03/24	6,018,698	0.9
4,843,984		Avaya, Inc. 2018 Term Loan B, 4.434%, (US0001M + 4.250%), 12/15/24	4,531,145	0.7
7,992,671		CenturyLink, Inc. 2020 Term Loan B, 2.424%, (US0001M + 2.250%), 03/15/27	7,698,652	1.1
3,855,638		CommScope, Inc. 2019 Term Loan B, 3.424%, (US0001M + 3.250%), 04/06/26	3,722,618	0.6
2,505,000		Connect Finco Sarl Term Loan B, 5.500%, (US0001M + 4.500%), 12/11/26	2,354,700	0.3
1,854,894		Flexential Intermediate Corporation 2017 1st Lien Term Loan, 4.950%, (US0003M + 3.500%), 08/01/24	1,510,434	0.2
2,935,230		Global Tel*Link Corporation 2018 1st Lien Term Loan, 5.700%, (US0003M + 4.250%), 11/29/25	2,486,140	0.4
1,700,000		Global Tel*Link Corporation 2018 2nd Lien Term Loan, 9.700%, (US0003M + 8.250%), 11/29/26	1,362,125	0.2
4,697,826		GTT Communications, Inc. 2018 USD Term Loan B, 2.920%, (US0001M + 2.750%), 05/31/25	3,395,485	0.5
2,460,000		Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/26	2,440,012	0.4
8,201,940		Level 3 Financing Inc. 2019 Term Loan B, 1.924%, (US0001M + 1.750%), 03/01/27	7,996,891	1.2
1,050,000		Northwest Fiber, LLC Term Loan B, 5.844%, (US0003M + 5.500%), 05/21/27	1,039,500	0.2
2,060,083		Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 5.500%, (US0006M + 4.500%), 11/01/24	1,670,921	0.2
232,284	(3)	Speedcast Communications, Inc. 2020 DIP New Money Term Loan, 10.000%, (US0001M + 8.000%), 01/22/21	232,284	0.0
232,284		Speedcast Communications, Inc. 2020 DIP Roll-Up Delayed Draw Term Loan, 5.000%, (US0003M + 1.750%), 01/22/21	232,284	0.0
1,277,596	(1),(2)	Speedcast International Limited Term Loan B, 3.094%, (US0003M + 2.750%), 05/15/25	153,312	0.0

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
7,575,000		T-Mobile USA, Inc. 2020 Term Loan, 3.174%, (US0001M + 3.000%), 04/01/27	$ 7,585,257	1.1
3,188,145		Zayo Group Holdings, Inc. USD Term Loan, 3.174%, (US0001M + 3.000%), 03/09/27	3,076,117	0.5
3,940,000		Ziggo Financing Partnership USD Term Loan I, 2.684%, (US0001M + 2.500%), 04/30/28	3,782,948	0.6
		81,900,166		12.1

		Utilities: 2.1%
4,887,500		Calpine Construction Finance Company, L.P. 2017 Term Loan B, 2.174%, (US0001M + 2.000%), 01/15/25	4,771,422	0.7
2,487,500		Calpine Corporation 2019 Term Loan B10, 2.174%, (US0001M + 2.000%), 08/12/26	2,429,044	0.4
1,975,980		LMBE-MC Holdco II LLC Term Loan B, 5.460%, (US0003M + 4.000%), 12/03/25	1,887,061	0.3
247,253	(4)	Longview Power LLC 2020 Exit Term Loan, 10.344%, (US0003M + 10.000%), 05/26/25	244,780	0.0
1,925,479	(1),(2)	Longview Power LLC Term Loan B, 6.344%, (US0003M + 6.000%), 04/13/21	288,822	0.0
1,737,130		Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	1,657,512	0.3
1,836,475		Sabre Industries, Inc. 2019 Term Loan B, 4.494%, (US0006M + 3.500%), 04/15/26	1,798,983	0.3
976,890		Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	928,045	0.1
		14,005,669		2.1

	Total Senior Loans
	(Cost $1,003,891,353)	932,679,021		137.4

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.1%
46,262	(5)	Cumulus Media, Inc. Class-A	239,175	0.1
4,398	(5)	Harvey Gulf International Marine LLC	26,388	0.0
19,651	(5)	Harvey Gulf International Marine LLC - Warrants	117,906	0.0
205,396	(5)	Longview Power LLC	2,054	0.0
56,338	(4),(5)	Save-A-Lot, Inc. / Moran Foods	–	0.0
407	(5)	Southcross Holdings GP LLC	–	0.0
407	(4),(5)	Southcross Holdings LP- Class A	–	0.0
43,777	(5)	The Oneida Group (formerly EveryWare Global, Inc.)	2,189	0.0
	Total Equities and Other Assets
	(Cost $4,316,675)	387,712		0.1

	Total Investments (Cost $1,008,208,028)	$ 933,066,733		137.5
	Liabilities in Excess of Other Assets	(254,464,273)		(37.5)
	Net Assets	$ 678,602,460		100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Issuer filed for bankruptcy and/or is in default.
(2)	Senior Loan is on non-accrual status at May 31, 2020.
(3)	All or a portion of this holding is subject to unfunded loan commitments.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Non-income producing security.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR002M	2-month EURIBOR
EUR003M	3-month EURIBOR
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Senior Loans	$–	$932,434,241	$244,780	$932,679,021
Equities and Other Assets	239,175	148,537	–	387,712
Total Investments, at fair value	$239,175	$932,582,778	$244,780	$933,066,733
Other Financial Instruments+
Forward Foreign Currency Contracts	–	98,800	–	98,800
Total Assets	$239,175	$932,681,578	$244,780	$933,165,533
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(836,924)	$–	$(836,924)
Total Liabilities	$–	$(836,924)	$–	$(836,924)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

At May 31, 2020, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 37,137,438	EUR 34,200,000	State Street Bank & Trust Co.	06/11/20	$(832,991)
EUR 2,850,000	USD 3,083,292	State Street Bank & Trust Co.	06/11/20	80,910
EUR 1,010,000	USD 1,103,459	State Street Bank & Trust Co.	06/11/20	17,890
USD 207,014	EUR 190,000	State Street Bank & Trust Co.	06/11/20	(3,933)
				$(738,124)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,009,445,626.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$703,668
Gross Unrealized Depreciation	(76,940,157)
Net Unrealized Depreciation	$(76,236,489)